Vantagepoint Core Bond Index Fund
Core Bond Index Fund
Investment Objective
To offer current income by approximating the performance of the Barclays U.S. Aggregate Bond Index.
Fund Fees & Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Vantagepoint Core Bond Index Fund - USD ($)	T Shares	Class I Shares	Class II Shares
Transaction fees (All share classes)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Vantagepoint Core Bond Index Fund		T Shares	Class I Shares	Class II Shares
Management fees		0.06%	0.06%	0.06%
Other expenses		0.14%	0.34%	0.14%
Total annual fund operating expenses		0.20%	0.40%	0.20%
Fee waiver	[1]	(0.05%)	none	none
Total annual fund operating expenses after fee waiver	[1]	0.15%	0.40%	0.20%
[1]	The Fund’s transfer agent has contractually agreed to waive a portion of its fees on T Shares through April 30, 2017. The transfer agent may not terminate this contractual fee waiver prior to the end date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that the contractual fee waiver described above expires on April 30, 2017 and therefore is only reflected for a 1 year period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Vantagepoint Core Bond Index Fund - USD ($)	1 year	3 years	5 years	10 years
T Shares	15	59	108	250
Class I Shares	41	128	224	505
Class II Shares	20	64	113	255

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal year ended December 31, 2015, the Fund’s portfolio turnover rate was 122.59% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies:
The Fund invests, under normal circumstances, at least 80% of its net assets in bonds and other fixed income securities included in the Barclays U.S. Aggregate Bond Index, selected and weighted to seek to result in investment characteristics comparable to those of that index and performance that correlates with the performance of that index. The Fund considers To-Be-Announced (“TBA”) transactions that provide substantially similar exposure to securities in the Barclays U.S. Aggregate Index to be investments included within the index.

The Fund follows an indexed or passively managed approach to investing. This means that securities are selected for investment to try to approximate the investment characteristics and performance of the Barclays U.S. Aggregate Bond Index. The subadviser employs a sampling technique to approximate index characteristics, using fewer securities than are contained in the index. The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

While there is no guarantee, the investment adviser expects the correlation between the Fund and its index to be at least 0.95. A correlation of 1.00 would mean the returns of the Fund and the index almost always move in the same direction (but not necessarily by the same amount). A correlation of 0.00 would mean movements in the Fund are unrelated to movements in the index.
Principal Investment Risks:
There is no guarantee that the Fund will achieve its investment objective. You may lose money by investing in the Fund. The Fund’s principal investment risks are summarized below:

Interest Rate Risk—Fixed income securities fluctuate in value as interest rates change. When interest rates rise, the market prices of fixed income securities will usually decrease; when interest rates fall, the market prices of fixed income securities usually will increase. Investments in fixed income securities may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives.

U.S. Government Agency Securities Risk—Securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. Further, there is no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities. If a government agency or a government-sponsored enterprise is unable to meet its obligations, the Fund may experience a loss.

Mortgage-Backed Securities Risk—Defaults on the mortgages underlying mortgage-backed securities may adversely affect the value of these securities. These securities are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

TBA Risk—In To-Be-Announced (“TBA”) transactions, the Fund commits to purchase certain mortgage-backed securities for a fixed price at a future date. TBA transactions involve the risk that the actual securities received by the Fund may be less favorable than what was anticipated when entering into the transaction. TBA transactions also involve the risk that a counterparty will fail to deliver the securities, exposing the Fund to further losses.

Asset-Backed Securities Risk—Defaults on the assets underlying asset-backed securities may adversely affect the value of these securities. These securities are subject to risks associated with the nature of the underlying assets and are also subject to interest rate risk, credit risk, prepayment risk, and extension risk. Certain asset-backed securities may be more volatile and less liquid than other traditional types of fixed income securities.

Prepayment and Extension Risk—Mortgage-backed and asset-backed securities are exposed to prepayment risk and extension risk. Prepayment risk may occur when borrowers pay their mortgages or loans more quickly than expected under the terms of the mortgage or loan. In such circumstances, a holder of such security may then be forced to reinvest the proceeds of prepayments in lower-yielding instruments, resulting in a decline in the holder’s income. Prepayments typically occur during periods of falling interest rates. Conversely, extension risk may occur when rising interest rates result in slower than expected or decreased prepayments. When that occurs, the average life or duration of the security may be extended and may make it more sensitive to interest rates changes. Such extension may also effectively lock-in a below market interest rate and reduce the value of the security.

Credit Risk—An issuer of a fixed income security may be unable or unwilling to make payments of principal or interest to the holders of such securities or may declare bankruptcy. These events could cause the Fund to lose money.

Indexing Risk—The Fund employs an index or passively managed strategy that is designed to approximate the investment characteristics and performance of a specified index. Unlike an actively managed strategy, an index or passively managed strategy does not rely on a portfolio manager’s decision making with respect to which individual securities may outperform others. Securities may be purchased, held, and sold by the Fund at times when an actively managed fund would not do so. In addition, performance of the Fund will deviate from the performance of its benchmark index, which is known as tracking error. Tracking error may be caused by: (1) fees and expenses of the Fund (whereas the benchmark index has no management fees or transaction expenses); (2) changes to the benchmark index and the timing of the rebalancing of the Fund; and (3) the timing of cash flows into and out of the Fund.

Portfolio Turnover Risk—The Fund may engage in a significant number of short-term transactions, which may adversely affect performance. Increased portfolio turnover may result in higher brokerage costs or other transactions fees and expenses. These costs are ultimately passed on to shareholders.
Risk/Return Bar Chart and Table
The Bar Chart and Average Annual Total Returns table demonstrate the risks of investing in the Fund, by showing how the Fund’s performance can change from year to year and by showing how the Fund’s average annual total returns compare with a broad-based securities market index. The bar chart shows performance of the Fund’s Class I Shares. In the table, performance information for T Shares prior to the inception date of that share class (March 1, 2013) is based on the performance of the Fund’s Class I Shares. This prior performance has not been adjusted to reflect the actual fees and expenses paid by T Shares. The Fund has a contractual agreement by the Fund’s transfer agent to waive a portion of its fees on the T Shares of the Index Funds through April 30, 2017. Should this agreement by the Fund’s transfer agent not be renewed, the Fund would experience an increase in fees. An increase in fees can adversely impact performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available by calling 800-669-7400 or at www.icmarc.org/vpperformance.
Calendar Year Total Returns — Class I Shares

Best Quarter	Worst Quarter
4.08%	-2.43%
(4th Qtr 2008)	(2nd Qtr 2013)

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Vantagepoint Core Bond Index Fund	1 year	5 years	10 years
Class I Shares	0.04%	2.79%	4.05%
Class I Shares | Return after taxes on distributions	(1.04%)	1.65%	2.62%
Class I Shares | Return after taxes on distributions and sale of fund shares	0.02%	1.68%	2.58%
Class II Shares	0.33%	3.00%	4.27%
T Shares	0.38%	2.94%	4.13%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(a)/457 plans or individual retirement accounts. After-tax returns are shown for Class I shares only. After-tax returns for other classes will vary.